OTHER PAYABLES (Tables)	6 Months Ended
Dec. 31, 2021
OTHER PAYABLES
Schedule Of Other Payables Third Party

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Professional service fees	¥7,940,481	¥676,801	$106,393
Distributors and employees	1,488,329	1,179,786	185,460
Accrued expenses	206,051	207,329	32,592
Others	227,901	235,317	36,990
Total	¥9,862,762	¥2,299,233	$361,435

Schedule Of Other Payables Related Party

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Related Parties	RMB	(Unaudited)	(Unaudited)
Expenses paid by the major shareholders	¥1,594,543	¥2,758,664	$433,655
Due to family members of the owners of BHD and FGS	545,159	550,159	86,484
Due to management staff for costs incurred on behalf of the Company	260,965	260,965	41,023
Total	¥2,400,667	¥3,569,788	$561,162